United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	January 26, 2010

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	194

Form 13F Information Table Value Total:	197889 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      200     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     2020    24440 SH       Sole                     3575             20865
AT & T Corp.                   COM              00206R102      543    19382 SH       Sole                     1272             18110
Abbott Laboratories            COM              002824100     1123    20800 SH       Sole                                      20800
Alcoa Inc.                     COM              013817101     2633   163350 SH       Sole                    18500            144850
Anadarko Petroleum             COM              032511107     6902   110575 SH       Sole                    15600             94975
Atmos Energy Corp              COM              049560105     2079    70700 SH       Sole                                      70700
AvalonBay Communities          COM              053484101      425     5179 SH       Sole                     1823              3356
BHP Billiton LTD ADR           COM              088606108     4365    57000 SH       Sole                     5400             51600
BP Amoco PLC ADR               COM              055622104      512     8832 SH       Sole                     5394              3438
Barrick Gold Corp              COM              067901108     8388   212998 SH       Sole                    24614            188384
Baxter Int'l                   COM              071813109      422     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     1696      516 SH       Sole                      107               409
Best Buy Co. Inc.              COM              086516101     4016   101775 SH       Sole                    13800             87975
CVS/Caremark Corp.             COM              126650100     6232   193480 SH       Sole                    29700            163780
Chevron Corp.                  COM              166764100      613     7965 SH       Sole                                       7965
Cintas Corp                    COM              172908105      214     8225 SH       Sole                                       8225
Cisco Systems                  COM              17275R102      920    38425 SH       Sole                     3800             34625
Colgate Palmolive              COM              194162103      791     9628 SH       Sole                     4303              5325
Conocophillips                 COM              20825C104     2901    56812 SH       Sole                    10000             46812
Consol Edison Co.              COM              209115104      333     7325 SH       Sole                                       7325
Corning                        COM              219350105     4800   248550 SH       Sole                    31250            217300
Costco Wholesale Corp.         COM              22160k105      952    16092 SH       Sole                     4047             12045
Devon Energy                   COM              25179M103     7571   103004 SH       Sole                    11100             91904
Dow Chemical                   COM              260543103     2738    99100 SH       Sole                    14500             84600
DuPont                         COM              263534109     4039   119962 SH       Sole                    11100            108862
Duke Energy Corp.              COM              26441C105     3221   187132 SH       Sole                    13216            173916
EMC Corp.                      COM              268648102     1659    94950 SH       Sole                    21600             73350
EOG Resources, Inc.            COM              26875P101     1226    12600 SH       Sole                     4000              8600
Exxon Mobil                    COM              30231G102     1136    16662 SH       Sole                     2930             13732
Fedex Corp.                    COM              31428X106      263     3150 SH       Sole                      500              2650
First M&F Corp.                COM              320744105       22    10000 SH       Sole                                      10000
General Electric               COM              369604103     3409   225323 SH       Sole                    46342            178981
General Mills                  COM              370334104      574     8106 SH       Sole                     2506              5600
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4669   110500 SH       Sole                    12400             98100
Halliburton Co.                COM              406216101     1011    33600 SH       Sole                     1100             32500
Helmerich & Payne Inc.         COM              423452101     6891   172800 SH       Sole                    31700            141100
Hewlett-Packard                COM              428236103      296     5752 SH       Sole                                       5752
Home Depot Inc.                COM              437076102      399    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     4978   126993 SH       Sole                    20518            106475
Hugoton Royalty TR             COM              444717102      751    46700 SH       Sole                     1100             45600
Int'l Bus Machines             COM              459200101      885     6760 SH       Sole                     1450              5310
Intel                          COM              458140100     2228   109216 SH       Sole                    30645             78571
International Paper            COM              460146103     4163   155438 SH       Sole                    21700            133738
JP Morgan Chase & Co.          COM              46625H100      325     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6693   103908 SH       Sole                    20400             83508
Kimberly-Clark                 COM              494368103     5229    82075 SH       Sole                    11400             70675
Lilly, Eli                     COM              532457108     1691    47350 SH       Sole                     9900             37450
MDU Resources Group            COM              552690109     4269   180875 SH       Sole                    22800            158075
Marathon Oil Corp.             COM              565849106      687    22000 SH       Sole                                      22000
Medtronic Inc.                 COM              585055106      633    14401 SH       Sole                     2000             12401
Merck & Co.                    COM              58933Y105     2596    71035 SH       Sole                    19300             51735
Microsoft                      COM              594918104     4667   153108 SH       Sole                    27300            125808
National Fuel Gas              COM              636180101     1008    20150 SH       Sole                     5800             14350
Nestle S A ADR                 COM              641069406     3686    76237 SH       Sole                    20825             55412
Newmont Mining Corp.           COM              651639106     4774   100900 SH       Sole                    14100             86800
Novartis AG ADR                COM              66987V109     5486   100790 SH       Sole                    13900             86890
Paccar Inc.                    COM              693718108      438    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107      923    30111 SH       Sole                     5337             24774
Pfizer Inc.                    COM              717081103     4559   250630 SH       Sole                    37800            212830
Philips Elec ADR               COM              500472303     2866    97350 SH       Sole                    16700             80650
Plum Creek Timber              COM              729251108      485    12850 SH       Sole                     2400             10450
Procter & Gamble               COM              742718109     6602   108883 SH       Sole                    15082             93801
Questar Corp.                  COM              748356102      910    21900 SH       Sole                     7000             14900
SCANA Corp.                    COM              80589M102     2282    60550 SH       Sole                      700             59850
Schlumberger, Ltd.             COM              806857108     5095    78278 SH       Sole                    12800             65478
Southern Co.                   COM              842587107     4724   141775 SH       Sole                    15950            125825
Stryker                        COM              863667101      491     9750 SH       Sole                     2600              7150
Sysco                          COM              871829107      264     9433 SH       Sole                                       9433
Unilever PLC ADR               COM              904767704     7418   232540 SH       Sole                    28100            204440
Union Pacific Corp.            COM              907818108      213     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2252    32451 SH       Sole                     8700             23751
Walgreen Co.                   COM              931422109     3630    98860 SH       Sole                    21850             77010
Exxon Mobil                    COM              30231G102      273     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      824     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      338      225 SH       Sole                      225